Income Taxes - Schedule of provision for income taxes (Detail) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
U.S. federal			$ 70	$ 139
State			(43)	(45)
Foreign				9
Total current			27	103
Deferred
U.S. federal			95	178
State			49	82
Total deferred	$ 0	$ 33	144	260
Income Tax Expense (Benefit)	$ 0	$ 40	$ 171	$ 363